Stockholders' Equity (Tables)	12 Months Ended
Jul. 31, 2013
Equity [Abstract]
Summary Of Warrant Activity

Shares
Outstanding at July 31, 2011	188,613
Issued	238,699
Exercised	0
Expired	0
Outstanding at July 31, 2012	427,312
Issued	1,080,187
Exercised	0
Expired	(73,378)
Outstanding at July 31, 2013	1,434,121

Summary Of Warrants Outstanding

Expiration	Exercise
Date	Price	Shares
05/07/14	$16.50	11,363
05/27/14	$18.96	45,503
05/27/14	$21.12	5,532
03/03/15	$16.80	52,836
01/13/16	$3.52	81,280
06/26/16	$0.50	41,667
07/10/16	$0.50	50,000
10/17/16	$0.65	250,000
10/24/16	$0.65	250,000
12/14/16	$3.61	25,000
12/24/16	$3.28	132,420
09/17/17	$1.38	113,520
01/24/18	$0.83	375,000
		1,434,121

Summary Of Stock Option Activity

		Weighted-	Aggregate
		Average	Intrinsic
	Shares	Exercise Price	Value
Outstanding at July 31, 2011	337,526	$21.02	$30,000
Granted	40,625	$6.68
Exercised	0	$0
Cancelled	(29,688)	$22.05
Outstanding at July 31, 2012	348,463	$19.26	$0
Granted	273,000	$0.83
Exercised	0	$0
Cancelled	(177,708)	$15.28
Outstanding at July 31, 2013	443,755	$9.52	$0

Summary Of Restricted Stock Activity

Shares
Outstanding at July 31, 2011	4,986
Granted	6,852
Vested	(4,986)
Forfeited	0
Outstanding at July 31, 2012	6,852
Granted	0
Vested	(6,852)
Forfeited	0
Outstanding at July 31, 2013	0